Income Taxes (Tables)	12 Months Ended
Nov. 30, 2019
Income Tax Disclosure [Abstract]
Schedule Of Provision For Income Taxes
The provision for income taxes for continuing operations are as follows (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
Current taxes:
U.S. Federal	$(10,000)	$10,000	$(1,060)
U.S. state and local	53,211	37,439	33,132
Foreign	11,026	11,077	14,597
Total current	54,237	58,516	46,669

Deferred taxes:
U.S. Federal	83,197	39,448	586,014
U.S. state and local	(73,482)	(73,013)	1,452
Foreign	(3,324)	(5,943)	8,151
Total deferred	6,391	(39,508)	595,617

Recognition of accumulated other comprehensive income lodged taxes	(544,583)	—	—

Total income tax provision (benefit)	$(483,955)	$19,008	$642,286

Schedule of Income before Income Tax, U.S. and non-U.S.
The following table presents the U.S. and non-U.S. components of income from continuing operations before income taxes (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

U.S.	$495,566	$284,177	$535,955
Non-U.S. (1)	(16,958)	11,923	70,547
Income from continuing operations before income taxes	$478,608	$296,100	$606,502

(1)
For purposes of this table, non-U.S. income is defined as income generated from operations located outside the U.S.

Schedule Of Reconciliation Of Expected Statutory Federal Income Tax To Actual Income Tax Provision (Benefit)
Income tax expense differed from the amounts computed by applying the U.S. Federal statutory income tax rates of 21% for the twelve months ended November 30, 2019 and eleven months ended November 30, 2018 and 35% for the twelve months ended December 31, 2017 to income from continuing operations before income taxes as a result of the following (dollars in thousands):

	Twelve Months Ended November 30, 2019		Eleven Months Ended November 30, 2018		Twelve Months Ended December 31, 2017
	Amount	Percent	Amount	Percent	Amount	Percent

Computed expected federal income tax	$100,508	21.0%	$62,181	21.0%	$212,276	35.0%
Increase (decrease) in income taxes resulting from:
State and local income taxes, net of federal income tax benefit	25,648	5.4	12,391	4.2	14,115	2.3
Recognition of accumulated other comprehensive income lodged taxes	(544,583)	(113.8)	—	—	—	—
International operations (including foreign rate differential)	4,518	0.9	1,823	0.6	(11,577)	(1.9)
Decrease in valuation allowance	(19,993)	(4.2)	(48,058)	(16.2)	—	—
Permanent differences	10,545	2.2	12,331	4.2	4,933	0.8
Foreign tax credits	(5,012)	(1.0)	(9,046)	(3.1)	(32,974)	(5.4)
Deferred tax asset remeasurement related to the Tax Act	—	—	5,673	1.9	415,000	68.4
Transition tax on foreign earnings related to the Tax Act	(6,708)	(1.4)	2,590	0.9	35,500	5.9
Base erosion and anti-abuse tax (BEAT)	(10,000)	(2.1)	10,000	3.4	—	—
Change in unrecognized tax benefits related to prior years	(20,512)	(4.3)	(19,783)	(6.7)	1,553	0.3
Spectrum Brands distribution	11,996	2.5	—	—	—	—
Acquisition of HomeFed	(36,779)	(7.7)	—	—	—	—
Other, net	6,417	1.4	(11,094)	(3.8)	3,460	0.5
Actual income tax provision	$(483,955)	(101.1)%	$19,008	6.4%	$642,286	105.9%

Schedule Of Reconciliation Of Unrecognized Tax Benefits
The following table presents a reconciliation of gross unrecognized tax benefits (in thousands):

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017

Balance at beginning of period	$197,320	$169,020	$148,848
Increases based on tax positions related to the current period	42,306	48,083	18,619
Increases based on tax positions related to prior periods	33,007	17,521	10,358
Decreases based on tax positions related to prior periods	(11,006)	(36,324)	(8,805)
Decreases related to settlements with taxing authorities	(1,489)	(980)	—
Balance at end of period	$260,138	$197,320	$169,020

Schedule Of Principal Components Of Deferred Taxes
The principal components of deferred taxes are as follows (in thousands):

	November 30, 2019	November 30, 2018
Deferred tax asset:
Net operating loss carryover	$48,695	$282,650
Compensation and benefits	260,590	269,788
Tax credits	91,390	66,272
Securities valuation reserves	92,407	76,931
Other	213,338	156,751
	706,420	852,392
Valuation allowance	(18,519)	(38,512)
	687,901	813,880
Deferred tax liability:
Amortization of intangible assets	(68,933)	(69,970)
Investment in associated companies	(76,308)	(171,006)
Other	(80,192)	(60,115)
	(225,433)	(301,091)
Net deferred tax asset	$462,468	$512,789